Capital disclosures (Tables)	12 Months Ended
Jun. 30, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of capital items
The Company’s capital at June 30, 2018 and 2017 is summarized in the table below:

	June 30, 2018	June 30, 2017
	$	$

Total bank indebtedness, long-term debt and obligations under capital leases, excluding interim production financing	772,920	983,335
Less: Cash and cash held in trust	(46,550)	(302,020)

Net debt	726,370	681,315

Total Shareholders’ Equity	400,792	415,853

	1,127,162	1,097,168